Derivative Instruments and Hedging Activities (Details 3) In Thousands, unless otherwise specified				12 Months Ended						12 Months Ended
	Dec. 31, 2013 6 3/4% Notes	Dec. 31, 2012 6 3/4% Notes	Dec. 31, 2011 6 3/4% Notes	Dec. 31, 2013 Designated Hedging Instruments 6 3/4% Notes Net investment USD ($)	Dec. 31, 2012 Designated Hedging Instruments 6 3/4% Notes Net investment USD ($)	Dec. 31, 2011 Designated Hedging Instruments 6 3/4% Notes Net investment USD ($)	Dec. 31, 2013 Designated Hedging Instruments 6 3/4% Notes Net investment EUR (€)	Dec. 31, 2012 Designated Hedging Instruments 6 3/4% Notes Net investment EUR (€)	Dec. 31, 2011 Designated Hedging Instruments 6 3/4% Notes Net investment EUR (€)	Dec. 31, 2013 Derivatives Not Designated as Hedging Instruments USD ($)	Dec. 31, 2012 Derivatives Not Designated as Hedging Instruments USD ($)	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments USD ($)	Dec. 31, 2013 Derivatives Not Designated as Hedging Instruments Foreign exchange contracts Other (income) expense, net USD ($)	Dec. 31, 2012 Derivatives Not Designated as Hedging Instruments Foreign exchange contracts Other (income) expense, net USD ($)	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments Foreign exchange contracts Other (income) expense, net USD ($)
Gains and losses on derivative instruments
Total (gain) loss recognized in income on derivatives										$ (2,955)	$ 13,007	$ (1,209)	$ (2,955)	$ 13,007	$ (1,209)
Net investment hedge
Stated interest rate (as a percent)	6.75%	6.75%	6.75%
Average notional amount of derivatives							106,525	101,167	86,750
Foreign exchange gains (losses)				(5,311)	(4,408)	8,634
Foreign exchange gains (losses), net of tax				(3,238)	(2,668)	5,411
Cumulative net investment hedge gains (losses) recorded in accumulated other comprehensive items, net				$ 7,484